UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pacific Alternative Asset Management Company, LLC
Address: 19540 Jamboree Road
         Suite 400
         Irvine, CA  92612

13F File Number:  028-12309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Williams
Title:     Managing Director
Phone:     (949) 261-4900

Signature, Place, and Date of Signing:

 /s/  Kevin Williams     Irvine, CA     May 10, 2011

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-00139                     Ameriprise Financial, Inc
028-10784                     Greenway Trading LLC
028-10328                     JANA PARTNERS LLC
028-11896                     TIG Advisors, LLC
028-12689                     RK Capital Management, LLC
028-12294                     Newbrook Capital Advisors LP
028-06008                     Iridian Asset Management LLC
028-10103                     Deutsche Bank Aktiengesellschaft
028-02405                     Cohen & Steers Capital Management Inc.
028-11211                     ADAR Investment Management LLC
028-11675                     Amber Capital LP
028-06728                     FSI Group, LLC
028-11909                     TRG Management LP
028-14060                     ACK Asset Management LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    4

Form 13F Information Table Value Total:    $22,686 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-00139                     Ameriprise Financial, Inc
2    028-12294                     Newbrook Capital Advisors LP

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BAIDU INC                      SPON ADR REP A   056752108    12349    89609 SH       DEFINED 1      2            0    89609        0
CHINA LODGING GROUP LTD        SPONSORED ADR    16949N109     1388    79574 SH       DEFINED                     0    79574        0
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109     1915    62430 SH       DEFINED                     0    62430        0
SINA CORP                      ORD              G81477104     7034    65715 SH       DEFINED 2                   0    65715        0